Bank Loan - Current Portion (Tables)	12 Months Ended
Dec. 31, 2017
Debt Disclosure [Abstract]
Schedule of bank debt

As of December 31, 2016, and 2017, the Company’s bank debt is as follows:

NBG
December 31, 2015	$17,598
Additions	$—
Payments	$—
December 31, 2016	$17,598
Additions	$—
Payments	$—
December 31, 2017	$17,598

Schedule of repayment terms of the loan outstanding
Lender	Vessel	Remaining Repayment Terms

National Bank of Greece	M/V Free Neptune	The loan matured on December 16, 2016.